Segment Disclosure	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Segment Disclosure
Segment Disclosure
ASML has one reportable segment, for the development, production, marketing, sale and servicing of advanced semiconductor equipment systems exclusively consisting of lithography related systems. Its operating results are regularly reviewed by the CODM in order to make decisions about resource allocation and assess performance.
Management reporting includes net system sales figures of new and used systems and includes sales by technology.
Net system sales for new and used systems were as follows:

Year ended December 31	2013	2014	2015
(in thousands)	EUR	EUR	EUR

New systems	3,890,154	4,127,433	4,109,439
Used systems	102,975	115,357	127,744
Net system sales	3,993,129	4,242,790	4,237,183

Net system sales per technology were as follows:

Year ended December 31
(in thousands)	Net system sales in units	Net system sales in EUR
2015
EUV	1	70,473
ArFi	67	3,238,452
ArF dry	9	107,522
KrF	74	747,740
I-line	18	72,996
Total	169	4,237,183

2014
EUV	5	299,845
ArFi	76	3,477,718
ArF dry	3	32,611
KrF	38	381,436
I-line	14	51,180
Total	136	4,242,790

2013
EUV	1	60,100
ArFi	77	3,120,719
ArF dry	2	38,019
KrF	64	720,053
I-line	13	54,238
Total	157	3,993,129

The decrease in net system sales of EUR 5.6 million, or 0.1 percent, to EUR 4,237.2 million in 2015 from EUR 4,242.8 million in 2014 (2013: EUR 3,993.1 million) is negligible.
For geographical reporting, total net sales are attributed to the geographic location in which the customers’ facilities are located. Long-lived assets are attributed to the geographic location in which these assets are located.
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in thousands)	EUR	EUR
2015
Japan	668,381	3,209
Korea	1,971,650	11,626
Singapore	121,390	422
Taiwan	1,551,512	60,029
Rest of Asia	543,976	3,485
Netherlands	3,521	1,229,800
Rest of Europe	211,038	1,313
United States	1,215,907	310,794
Total	6,287,375	1,620,678

2014
Japan	477,110	3,695
Korea	1,624,059	16,684
Singapore	132,593	879
Taiwan	1,124,883	60,241
Rest of Asia	405,576	3,807
Netherlands	1,334	1,124,632
Rest of Europe	196,332	1,322
United States	1,894,390	236,263
Total	5,856,277	1,447,523

2013
Japan	201,664	3,340
Korea	1,286,509	16,155
Singapore	139,313	1,109
Taiwan	2,221,426	48,427
Rest of Asia	478,234	3,742
Netherlands	11,525	969,192
Rest of Europe	187,030	2,600
United States	719,625	173,275
Total	5,245,326	1,217,840

In 2015, net sales to the largest customer accounted for EUR 1,633.6 million, or 26.0 percent, of total net sales (2014: EUR 1,532.1 million, or 26.2 percent, of total net sales; 2013: EUR 2,058.6 million, or 39.2 percent, of total net sales). Our three largest customers (based on total net sales) accounted for EUR 704.1 million, or 58.3 percent, of accounts receivable and finance receivables at December 31, 2015, compared with EUR 643.2 million, or 49.3 percent, at December 31, 2014.
Substantially all of our sales were export sales in 2015, 2014 and 2013.